share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Employee share purchase plan
share-based compensation
Dividend reinvestment in common shares	$ 14	$ 14	$ 28	$ 27